UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549


                            FORM 13F

                      FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  December 31, 2005
Check here if Amendment [  ]; Amendment Number:
This Amendment  (Check only one.):  [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Philadelphia Investment Management Company
Address:   105 Clarke Avenue
           Pocomoke, MD  21851

13F File Number:  801-26332

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      William M. Shettle
Title:     President
Phone:     410-957-4181
Signature, Place, and Date of Signing:

   William M. Shettle     Pocomoke, Maryland   February 7, 2006


Report Type  (Check only one.):

[  X]        13F HOLDINGS REPORT.
[   ]        13F NOTICE.
[   ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   83

Form 13F Information Table Value Total:   $43784



List of Other Included Managers:

 No.    13F File Number    Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Genl. Mills Pfd.               PFD              524908563      339    12885 SH       SOLE                    12885
Interpublic Grp. Pfd.          PFD              460690308      280     7565 SH       SOLE                     7565
1st Commonwealth Finl          COM              319829107      329    25425 SH       SOLE                    25425
3M Company                     COM              88579Y101      669     8630 SH       SOLE                     8630
AT&T                           COM              00206R102      486    19863 SH       SOLE                    19863
Amer. Finl. Realty Tr.         COM              02607P305      127    10550 SH       SOLE                    10550
American Intl. Group           COM              026874107      342     5007 SH       SOLE                     5007
Amgen Inc.                     COM              031162100      608     7710 SH       SOLE                     7710
Anheuser-Busch Cos.            COM              035229103      445    10350 SH       SOLE                    10350
Argon State, Inc.              COM              040149106      216     6970 SH       SOLE                     6970
Auto. Data Processing          COM              053015103      962    20960 SH       SOLE                    20960
Avon Products Inc.             COM              054303102      561    19655 SH       SOLE                    19655
BHP Billiton Ltd.              COM              088606108      519    15540 SH       SOLE                    15540
Bank of America                COM              060505104      357     7730 SH       SOLE                     7730
Bemis Co.                      COM              081437105      553    19835 SH       SOLE                    19835
Burlington Resources           COM              122014103      849     9850 SH       SOLE                     9850
CVS Corp.                      COM              126650100      705    26680 SH       SOLE                    26680
Cadbury Schweppes              COM              127209302      517    13505 SH       SOLE                    13505
Cardinal Health                COM              14149Y108      603     8765 SH       SOLE                     8765
Chevron Corp.                  COM              166764100      276     4870 SH       SOLE                     4870
Cisco Systems Inc.             COM              17275R102      217    12660 SH       SOLE                    12660
Citigroup, Inc.                COM              172967101      483     9949 SH       SOLE                     9949
Citizens Communications        COM              17453B101      382    31265 SH       SOLE                    31265
Colgate-Palmolive Co.          COM              194162103      538     9800 SH       SOLE                     9800
Colonial Properties Trust      COM              195872106      399     9505 SH       SOLE                     9505
Compass Minerals Intl.         COM              20451N101      345    14045 SH       SOLE                    14045
ConAgra Foods                  COM              205887102      507    25020 SH       SOLE                    25020
ConocoPhillips                 COM              20825C104      200     3444 SH       SOLE                     3444
Crawford & Co. Cl. A           COM              224633206      108    18580 SH       SOLE                    18580
Dell, Inc.                     COM              24702R101      687    22930 SH       SOLE                    22930
Diebold Inc.                   COM              253651103      491    12910 SH       SOLE                    12910
Dow Jones & Co.                COM              260561105      481    13555 SH       SOLE                    13555
DuPont (E.I.)                  COM              263534109      918    21591 SH       SOLE                    21591
Duke Energy Corp.              COM              264399106      613    22320 SH       SOLE                    22320
EMCOR Group Inc.               COM              29084Q100      280     4150 SH       SOLE                     4150
Exxon Mobil Corp.              COM              30231G102     1674    29805 SH       SOLE                    29805
Fifth Third Bancorp            COM              316773100      226     6000 SH       SOLE                     6000
First Data Corp.               COM              319963104     1046    24320 SH       SOLE                    24320
GTECH Holdings Corp.           COM              400518106      201     6340 SH       SOLE                     6340
General Electric               COM              369604103      777    22160 SH       SOLE                    22160
Gruma S.A. de C.V. ADR         COM              400131306      239    18140 SH       SOLE                    18140
Health Mgm't Assoc.            COM              421933102      496    22580 SH       SOLE                    22580
Home Depot Inc.                COM              437076102      588    14536 SH       SOLE                    14536
Int'l Business Machines        COM              459200101      660     8028 SH       SOLE                     8028
Int'l Game Tech.               COM              459902102      585    18990 SH       SOLE                    18990
Intel Corp.                    COM              458140100      582    23307 SH       SOLE                    23307
Intuit Inc.                    COM              461202103      491     9220 SH       SOLE                     9220
Johnson & Johnson              COM              478160104      789    13136 SH       SOLE                    13136
Kinder Morgan Mgmt             COM              49455U100      305     6715 SH       SOLE                     6715
Lexmark Intl.                  COM              529771107      472    10530 SH       SOLE                    10530
Lloyds TSB Grp PLC             COM              539439109      494    14610 SH       SOLE                    14610
MBNA Corp.                     COM              55262L100      624    22990 SH       SOLE                    22990
Mattel Inc.                    COM              577081102      329    20795 SH       SOLE                    20795
Medtronic Inc.                 COM              585055106      558     9700 SH       SOLE                     9700
Met-Pro Corp.                  COM              590876306      153    12874 SH       SOLE                    12874
Microsoft Corp.                COM              594918104     1285    49124 SH       SOLE                    49124
NY Cmnty Bancorp               COM              649445103      358    21690 SH       SOLE                    21690
Natl. Penn Bancshares          COM              637138108      339    17772 SH       SOLE                    17772
Novartis AG                    COM              66987V109      424     8085 SH       SOLE                     8085
OSI Systems Inc.               COM              671044105      225    12250 SH       SOLE                    12250
PepsiCo Inc.                   COM              713448108      991    16779 SH       SOLE                    16779
Pfizer Inc.                    COM              717081103      687    29449 SH       SOLE                    29449
Pitney Bowes Inc.              COM              724479100      307     7277 SH       SOLE                     7277
Procter & Gamble               COM              742718109      400     6906 SH       SOLE                     6906
Reddy Ice Hldgs.               COM              75734R105      356    16340 SH       SOLE                    16340
Regal Entertainment            COM              758766109      355    18645 SH       SOLE                    18645
Regions Financial              COM              7591EP100      820    24000 SH       SOLE                    24000
Simon Property Group           COM              828806109      728     9500 SH       SOLE                     9500
Standard Register              COM              853887107      378    23900 SH       SOLE                    23900
Sysco Corp.                    COM              871829107      388    12510 SH       SOLE                    12510
TJX Companies                  COM              872540109      531    22875 SH       SOLE                    22875
Telecom New Zealand            COM              879278208      479    14665 SH       SOLE                    14665
TrustCo Bank                   COM              898349105      439    35330 SH       SOLE                    35330
Tyco International             COM              902124106      694    24036 SH       SOLE                    24036
UST Inc.                       COM              902911106      368     9005 SH       SOLE                     9005
United Technologies            COM              913017109     1004    17962 SH       SOLE                    17962
UnitedHealth Group             COM              91324P102      300     4830 SH       SOLE                     4830
Verizon Communications         COM              92343V104      553    18350 SH       SOLE                    18350
Wachovia Corp.                 COM              929903102      722    13656 SH       SOLE                    13656
Washington Mutual              COM              939322103      834    19163 SH       SOLE                    19163
Waters Corp.                   COM              941848103      361     9540 SH       SOLE                     9540
Wells Fargo & Co.              COM              949746101      644    10256 SH       SOLE                    10256
Wyeth                          COM              983024100     1135    24629 SH       SOLE                    24629
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